Leases (Details) - Schedule of Rental Income from Lease Agreements as Lessor - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Rental Income：
Rental Income	¥ 754,285	¥ 754,285	¥ 982,858
Lianwai Kindergarten [Member]
Rental Income：
Rental Income	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited [Member]
Rental Income：
Rental Income			152,382
Grocery Stores [Member]
Rental Income：
Rental Income			¥ 76,191